Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Subsequent Events	NOTE 15 Subsequent Events On May 9, 2012, the Board of Directors declared a cash dividend of $0.1033 per share, payable on July 1, 2012 to shareholders of record on May 25, 2012.	NOTE 22 Subsequent Events On February 22, 2012, the Board of Directors declared a cash dividend of $0.1033 per share, payable on April 1, 2012 to shareholders of record on March 16, 2012.